SUBSEQUENT EVENTS (Narrative) (Details)							1 Months Ended						12 Months Ended
	Dec. 15, 2020 Share	Oct. 05, 2020 Share	Sep. 14, 2020 CAD ($) shares	Sep. 14, 2020 USD ($) shares	Dec. 04, 2019 CAD ($) shares	Jan. 11, 2019 Share	Feb. 24, 2021 shares $ / shares	Sep. 22, 2020 Share	Mar. 16, 2020 Share	Dec. 17, 2019 Share	Sep. 16, 2019 Share	Jan. 16, 2019 Share	Dec. 31, 2020 CAD ($) Share shares $ / shares	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2019 CAD ($) Share $ / shares shares	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for cash			6,785,000	6,785,000	8,799,800								6,785,000	6,785,000	16,900,173
Gross proceeds of shares sold			$ 30,393,408	$ 23,069,000	$ 25,299,425								$ 30,393,408		$ 44,385,695
Loan receivable													$ 178,248		$ 0			$ 178,248	$ 140,000
Number of share options granted | Share	290,729	40,000				80,000		40,000	80,000	1,425,900	100,000	50,000	450,729	450,729	1,655,900
Exercise price of share options granted | $ / shares													$ 4.18		$ 2.85
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for cash													41,000	41,000
Gross proceeds of shares sold													$ 198,432	$ 155,307
Commission on share issuance													2.75%	2.75%
Loan receivable																$ 222,810	$ 175,000
Number of share options exercised in share-based payment arrangement													147,733	147,733
Number of share options granted							100,000
Exercise price of share options granted | $ / shares							$ 4.24